Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Nov. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price | $ / shares								$ 78.23
Aggregate intrinsic value of options exercised	¥ 189,564	$ 27,571	¥ 257,025		¥ 246,754
Weighted average fair value per option granted | $ / shares		$ 52.60		$ 30.23		$ 14.62
The total grant date fair value of options vested	63,708	$ 9,266	64,334		25,168
Aggregate fair value of outstanding options at the grant date	290,077							$ 42,190
Unrecognized share-based compensation expenses	¥ 196,997							$ 28,652
Incremental compensation cost | ¥							¥ 53,896
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted | $ / shares		$ 78.09		33.73		15.26
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 8 months 15 days	2 years 8 months 15 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	For share options and restricted shares granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.	For share options and restricted shares granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.
Stock Options [Member] | 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	7,843,100							7,843,100
Stock Options [Member] | 2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,350,000							3,350,000
Stock Options [Member] | 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	4,890,000							4,890,000
Stock Options [Member] | 2016 Plan II [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,000,000							3,000,000
Options and Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Original contractual term	10 years	10 years
Options and Restricted Shares [Member] | Maximum [Member] | Awards Vesting Percentage Each Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting	25.00%	25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 11 months 4 days	2 years 11 months 4 days
Aggregate fair value of the outstanding restricted shares	¥ 459,710	$ 66,862
Unrecognized compensation expense	353,277							$ 51,382
Weighted average grant date fair value, Granted | $ / shares		$ 91.00		$ 34.63		$ 22.30
Grant date fair value of restricted shares vested	¥ 106,563	$ 15,499	¥ 140,887		¥ 131,861